Amounts receivable	3 Months Ended
Nov. 30, 2023
Amounts Receivable
Amounts receivable

4.	Amounts receivable

	November 30, 2023	August 31, 2023
Receivable from precious metal sales	$—	$488
Sales tax receivable(1)	5,221	5,554
Other	75	46
Other receivable	5,296	6,088
Less: Long-term portion	(3,234)	(2,948)
Total amounts receivable	$2,062	$3,140

(1)	Sales tax receivables consist of harmonized services tax and value added tax ("VAT") due from Canadian and Tanzanian tax authorities, respectively. Tanzanian tax regulations allow for VAT receivable to be refunded or set-off against other taxes due to the Tanzania Revenue Authority ("TRA"). The Company has historically experienced delays in receiving payment or confirmation of offset against other taxes. The Company is in communication with the TRA and there is an expectation for either cash payments or offsetting of VAT receivable against other taxes in the future. VAT which the Company does not expect to recover within the next 12 months has been classified as long-term assets.

The Company held no collateral for any receivables. During the three months ended November 30, 2023, the Company recovered $1.3 million of VAT refunds from the TRA.